Separation of Downstream Business (Tables)	12 Months Ended
Dec. 31, 2011
Carrying Value of Major Categories of Assets and Liabilities

The following table presents the carrying value of the major categories of assets and liabilities of Phillips 66, included in our consolidated balance sheet at December 31, 2011 and 2010:

	Millions of Dollars
	2011	2010
Assets
Cash and cash equivalents	$—	—
Accounts and notes receivable	8,353	8,362
Accounts and notes receivable—related parties	1,671	1,849
Inventories	3,403	4,062
Prepaid expenses and other current assets	443	352

Total current assets of discontinued operations	13,870	14,625
Investments and long-term receivables	10,304	9,917
Loans and advances—related parties	1	401
Net properties, plants and equipment	15,047	15,670
Goodwill	3,332	3,633
Intangibles	732	777
Other assets	121	112

Total assets of discontinued operations	$43,407	45,135

Liabilities
Accounts payable	$10,007	9,816
Accounts payable—related parties	785	937
Short-term debt	30	29
Accrued income and other taxes	967	995
Employee benefit obligations	76	98
Other accruals	411	452

Total current liabilities of discontinued operations	12,276	12,327
Long-term debt	361	388
Asset retirement obligations and accrued environmental costs	787	802
Deferred income taxes	5,533	4,698
Employee benefit obligations	1,057	702
Other liabilities and deferred credits	417	274

Total liabilities of discontinued operations	$20,431	19,191

Sales and other operating revenues and income from discontinued operations were as follows:

	Millions of Dollars
	2011	2010	2009
Sales and other operating revenues from discontinued operations	$196,068	146,542	112,675

Income from discontinued operations before-tax	$6,776	1,438	868
Income tax expense	1,729	470	173

Income from discontinued operations	$5,047	968	695